SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
May 31, 2013 Twenty_Foot_Equivalent_Unit vessel
Subsequent Event [Line Items]
Capacity of container vessels in twenty-foot equivalent units	4
Number of twenty foot equivalent units (TEU)	8,700
Contract price	$ 340
Exercised options (in shares)	10,000
SFL Hercules [Member] | US$ 375 million secured term loan facility [Member] | U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member]
Subsequent Event [Line Items]
Debt instrument, term	6 years
Term loan facility, principal amount	$ 375.0